Recently Adopted Accounting Standards - Summary of Reconciliation of Impairment Allowance Balance from IAS 39 to IFRS 9 (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Remeasurement of Impairment allowance for financial assets	$ 611
Allowance for credit losses	13
Loan [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Remeasurement of Impairment allowance for financial assets	593
Acceptances [Member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Remeasurement of Impairment allowance for financial assets	16
Accrued interest [member]
Disclosure of reconciliation of carrying amounts of financial assets and financial liabilities on the date of initial application of IFRS 9 [line items]
Remeasurement of Impairment allowance for financial assets	$ 2